Earnings per Common Share (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Earnings Per Share [Abstract]
Summary of Effects for Diluted Net Income per Common Share Calculation

The following table summarizes those effects for the diluted net income per common share calculation (in thousands, except share and per share amounts):

	Thirteen weeks ended		Thirty-nine weeks ended
	October 31, 2015	November 1, 2014	October 31, 2015	November 1, 2014
Net income	$6,762	$4,851	$19,775	$14,907

Weighted average number of common shares outstanding—Basic	58,478,249	48,202,093	52,258,973	48,203,041
Incremental shares from the assumed exercise of outstanding stock options	2,225,337	637,897	1,842,991	212,632

Weighted average number of common shares outstanding—Diluted	60,703,586	48,839,990	54,101,964	48,415,673

Earnings per common share—Basic	$0.12	$0.10	$0.38	$0.31

Earnings per common share—Diluted	$0.11	$0.10	$0.37	$0.31

The following table summarizes those effects for the diluted net income per common share calculation (in thousands, except share and per share amounts):

	Fiscal year ended
	January 31, 2015	February 1, 2014
Net income	$26,915	$19,541

Weighted average number of common shares outstanding–Basic	48,202,480	48,519,420
Incremental shares from the assumed exercise of outstanding stock options	406,870	—

Weighted average number of common shares outstanding–Diluted	48,609,350	48,519,420

Earnings per common share–Basic	$0.56	$0.40

Earnings per common share–Diluted	$0.55	$0.40